Deposits by Customers	6 Months Ended
Jun. 30, 2022
Deposits from customers [abstract]
Deposits by Customers
19. DEPOSITS BY CUSTOMERS

	30 June 2022	31 December 2021
	£m	£m
Demand and time deposits(1)	183,553	185,843
Amounts due to other Santander UK Group Holdings plc subsidiaries	63	59
Amounts due to Santander UK Group Holdings plc(2)	4,987	5,874
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,126	1,150
	189,729	192,926
(1)Includes equity index-linked deposits of £520m (2021: £549m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £520m and £2m (2021: £549m and £2m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.